Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II (the “Depositor”)

Goldman Sachs Bank USA

Goldman Sachs & Co. LLC

Goldman Sachs Mortgage Company

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

(collectively, the “Specified Parties”)

Re:	UNIV Trust 2025-APTS (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2025-APTS (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 31 October 2025. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

31 October 2025

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a floating rate commercial mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan will be secured primarily by a portfolio of commercial properties (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties that is expected to be as of 11 November 2025 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date,
b.	Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Term To Maturity (Mos.) and
ii.	Fully Extended Original Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

6.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any extension period option(s). Based on this information, the Depositor instructed us to:
a.	Use the “Original Term To Maturity (Mos.),” as shown on the Final Data File, for the “Original Interest-Only Period (Mos.)” of the Mortgage Loan,
b.	Use “0” for the:
i.	Original Amortization Term (Mos.),
ii.	Fully Extended Amortization Term and
iii.	Remaining Amortization Term (Mos.)

of the Mortgage Loan and

c.	Use the “Trust Original Balance ($),” as shown on the Final Data File, for:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Trust Cut-off Date Balance ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Fully Extended Original Term and
d.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Fully Extended Remaining Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Margin,
b.	SOFR Floor,
c.	SOFR Rounding Methodology and
d.	SOFR Strike Cap,

as shown on the Final Data File, and a SOFR assumption of 3.97000% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Rate (%) and
ii.	Mortgage Loan Interest Rate (At SOFR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

9.	Using the:
a.	Trust Original Balance ($),
b.	Mortgage Loan Rate (%),
c.	Mortgage Loan Interest Rate (At SOFR Cap) and
d.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Trust Mortgage Loan Monthly Payment ($),
ii.	Trust Mortgage Loan Annual Debt Service ($) and
iii.	Mortgage Loan Annual Debt Service at SOFR Cap ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Mortgage Loan Monthly Payment ($)” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Trust Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Mortgage Loan Annual Debt Service ($)” of the Mortgage Loan as twelve (12) times the “Trust Mortgage Loan Monthly Payment ($),” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service at SOFR Cap ($)” of the Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Trust Original Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate (At SOFR Cap),” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

Attachment A Page 5 of 5

10.	Using the:
a.	Trust Mortgage Loan Annual Debt Service ($),
b.	Mortgage Loan Annual Debt Service at SOFR Cap ($),
c.	Underwritten Net Operating Income ($),
d.	Underwritten Net Cash Flow ($),
e.	Trust Cut-off Date Balance ($),
f.	Trust Allocated Cut-off Date Balance ($),
g.	Balloon Balance ($),
h.	As-Is Appraised Value ($) and
i.	Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Mortgage Loan NCF DSCR at SOFR Cap,
iv.	Underwritten NOI Debt Yield,
v.	Underwritten NCF Debt Yield,
vi.	Mortgage Loan Cut-off Date LTV Ratio (%),
vii.	Mortgage Loan LTV Ratio at Maturity (%),
viii.	% of Trust Allocated Cut-off Date Balance ($) and
ix.	Loan Per Unit ($)

of the Mortgage Loan, and with respect to viii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to two decimal places and
b.	Round the characteristics listed in iv. through vii. above to the nearest 1/10th of one percent.

11.	Using the:
a.	Administrative Fee Rate and
b.	Mortgage Loan Rate (%),

as shown on the Final Data File, we recalculated the “Net Mortgage Rate (%)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Promissory Notes (see Note 1)	17 October 2025

Loan Agreement (see Note 1)	31 October 2025

Allocated Loan Amount Schedule	Not Dated

Cash Management Agreement (see Note 1)	20 October 2025

Guaranty Agreement (see Note 1)	10 October 2025

Environmental Indemnity Agreement (see Note 1)	24 September 2025

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	28 October 2025

Engineering Reports	Various

Phase I Environmental Reports	Various

Underwriter’s Summary Report	Not Dated

Insurance Risk Analysis (see Note 1)	30 October 2025

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Pro Forma Title Policies	Not Dated

Property Management Agreements	Various

Condominium Documents	Various

Historical Occupancy	Not Dated

Asset Sources and Uses Support Document	Not Dated

FCL Management Overview	Not Dated

Monarch Student Housing Enrollment Numbers Report	Not Dated

Note(s):

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address	Appraisal Report or Engineering Report
City	Appraisal Report
County	Appraisal Report
State	Appraisal Report
Zip Code	Appraisal Report
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Units	Underwriter’s Summary Report
Beds	Underwriter’s Summary Report
Occupancy (%)	Underwriter’s Summary Report
Occupancy Date	Underwriter’s Summary Report
Single Tenant (Y/N)	Underwriter’s Summary Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Ownership Interest	Pro Forma Title Policy
Lien Position	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document(s)

As-Is Appraised Value ($)	Appraisal Report or Portfolio Appraisal Report
As-Is Appraisal Date	Appraisal Report or Portfolio Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report or Portfolio Appraisal Report
Appraiser Designation	Appraisal Report or Portfolio Appraisal Report
Engineering Report Date	Engineering Report
Flood Zone	Engineering Report
Blanket Insurance Policy (Y/N)	Insurance Risk Analysis
Environmental Phase I Report Date	Phase I Environmental Report
Earthquake Insurance Required (Y/N)	Engineering Report

Exhibit 2 to Attachment A Page 2 of 7

Underwriting Information:

Characteristic	Source Document(s)

2022 EGI Date	Underwriter’s Summary Report
2022 EGI ($)	Underwriter’s Summary Report
2022 Expenses ($)	Underwriter’s Summary Report
2022 NOI ($)	Underwriter’s Summary Report
2022 FF&E Reserve ($)	Underwriter’s Summary Report
2022 TI/LC Reserve ($)	Underwriter’s Summary Report
2022 NCF ($)	Underwriter’s Summary Report
2023 EGI Date	Underwriter’s Summary Report
2023 EGI ($)	Underwriter’s Summary Report
2023 Expenses ($)	Underwriter’s Summary Report
2023 NOI ($)	Underwriter’s Summary Report
2023 FF&E Reserve ($)	Underwriter’s Summary Report
2023 TI/LC Reserve ($)	Underwriter’s Summary Report
2023 NCF ($)	Underwriter’s Summary Report
2024 EGI Date	Underwriter’s Summary Report
2024 EGI ($)	Underwriter’s Summary Report
2024 Expenses ($)	Underwriter’s Summary Report
2024 NOI ($)	Underwriter’s Summary Report
2024 FF&E Reserve ($)	Underwriter’s Summary Report
2024 TI/LC Reserve ($)	Underwriter’s Summary Report
2024 NCF ($)	Underwriter’s Summary Report
Most Recent Date (if past 2024)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2024) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2024) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2024) ($)	Underwriter’s Summary Report
Most Recent FF&E Reserve (if past 2024) ($)	Underwriter’s Summary Report
Most Recent TI/LC Reserve (if past 2024) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2024) ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Other Reserve ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 7

Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Replacement Reserve ($)	Loan Agreement
Replacement Reserve Caps ($)	Loan Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement
TI/LC Caps ($)	Loan Agreement
Ongoing Environmental Reserve ($)	Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement
Ongoing RE Tax Reserve ($)	Loan Agreement
Ongoing Insurance Reserve ($)	Loan Agreement
Ongoing Other Reserve ($)	Loan Agreement
Other Reserve Description	Loan Agreement
Upfront Replacement Reserve ($)	Loan Agreement
Upfront TI/LC Reserve ($)	Loan Agreement
Upfront Debt Service Reserve ($)	Loan Agreement
Upfront Environmental Reserve ($)	Loan Agreement
Upfront RE Tax Reserve ($)	Loan Agreement
Upfront Insurance Reserve ($)	Loan Agreement
Upfront Deferred Maintenance Reserve ($)	Loan Agreement
Upfront Other Reserve ($)	Loan Agreement

Exhibit 2 to Attachment A Page 4 of 7

Mortgage Loan Information:

Characteristic	Source Document(s)

Originator	Loan Agreement
Borrower Name	Loan Agreement
Originator Entity Type	Loan Agreement
Trust Original Balance ($)	Allocated Loan Amount Schedule
Trust Allocated Cut-off Date Balance ($)	Allocated Loan Amount Schedule
Mortgage Loan Index	Loan Agreement
Float Rate Change Frequency (Mos)	Loan Agreement
SOFR Lookback Days	Loan Agreement
SOFR Floor	Loan Agreement
SOFR Rounding Methodology	Loan Agreement
Extension Term Strike Rate	Loan Agreement
Amortization Type	Loan Agreement
Interest Accrual Method	Loan Agreement
Interest Accrual Period	Loan Agreement
Extension Options (Y/N)	Loan Agreement
Extension Options (#/Mos)	Loan Agreement
Extension Spread Increase Description	Loan Agreement
First Extension Fee	Loan Agreement
Second Extension Fee	Loan Agreement
Third Extension Fee	Loan Agreement
Exit Fee	Loan Agreement
Due Date	Loan Agreement
First Due Date	Loan Agreement
Maturity Date	Loan Agreement
Last IO Due Date	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Grace Period- Late Fee	Loan Agreement
Grace Period- Default	Loan Agreement
Mortgage Assumable?	Loan Agreement
Assumption Fee	Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Recourse	Guaranty Agreement
Terrorism Insurance Required (Y/N)	Loan Agreement
Lockbox	Loan Agreement
Cash Management	Loan Agreement
Cash Management Triggers	Loan Agreement
Performance Test Trigger Level	Loan Agreement

Exhibit 2 to Attachment A Page 5 of 7

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Day of Month Prepayment Permitted	Loan Agreement
Prepayment Type	Loan Agreement
Prepayment Provision	Loan Agreement
Prepayment Begin Date	Loan Agreement
Prepayment End Date	Loan Agreement
Open Period Begin Date	Loan Agreement
Open Period (Payments)	Loan Agreement
Partially Prepayable without Penalty	Loan Agreement
Partially Prepayable without Penalty Description	Loan Agreement
Partial Collateral Release Description	Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Letter of Credit?	Loan Agreement
Tenant In Common (Y/N)	Loan Agreement
Release Provisions (Y/N)	Loan Agreement
Future Debt Allowed?	Loan Agreement
Property Manager	Property Management Agreement
Condominium Present?	Condominium Document
Sponsor	Loan Agreement

Exhibit 2 to Attachment A Page 6 of 7

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Units” and “Beds” characteristics, the Depositor instructed us to use the information related to the “Academic Rent Roll,” as shown in the underwriter’s summary report Source Document.

3.	For the purpose of comparing the “Occupancy (%)” characteristic, the Depositor instructed us to use the occupancy information related to the units at each Property, as shown in the underwriter’s summary report Source Document.

4.	For the purpose of comparing the “As-Is Appraised Value ($)” and “As-Is Appraisal Date” characteristics for the Mortgage Loan, the Depositor instructed us to use the “Market Value” portfolio valuation appraised value and date, respectively, as shown in the portfolio appraisal report Source Document.

For the purpose of comparing the “As-Is Appraised Value ($)” and “As-Is Appraisal Date” characteristics for each Property, the Depositor instructed us to use the “Market Value As Is” appraised value and date, respectively, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Earthquake Insurance Required (Y/N)” characteristic for each Property, the Depositor instructed us to use “Yes” if the applicable Source Document(s) indicate that the Property is located in seismic zone 3 or 4. For each Property where the applicable Source Document(s) do not indicate that the related Property is located in seismic zone 3 or 4, the Depositor instructed us to use “No” for the “Earthquake Insurance Required (Y/N)” characteristic.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

5.	For the purpose of comparing the “First Due Date” characteristic, the Depositor instructed us to assume that the “Frist Due Date” is the “Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 7 of 7

6.	For the purpose of comparing the “Last IO Due Date” characteristic, the Depositor instructed us to use the “Maturity Date” of the Mortgage Loan, as shown on the Preliminary Data File.

7.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

9.	For the purpose of comparing the “Prepayment Provision” characteristic, the Depositor instructed us to ignore any permitted partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

10.	For the purpose of comparing the “Prepayment Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the spread maintenance period of the prepayment string, and to ignore any freely prepayable portion of the Mortgage Loan, as shown in the applicable Source Document(s).

11.	For the purpose of comparing the “Prepayment End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period of the prepayment string, and to ignore any freely prepayable portion of the Mortgage Loan, as shown in the applicable Source Document(s).

12.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the open period of the prepayment string, and to ignore any freely prepayable portion of the Mortgage Loan, as shown in the applicable Source Document(s).

13.	For the purpose of comparing the “Open Period (Payments)” characteristic, the Depositor instructed us to ignore any freely prepayable portion of the Mortgage Loan, as shown in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 2

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan / Property Flag
Number of Properties
As-Stabilized Appraised Value ($)
As-Stabilized Appraisal Date
Environmental Phase II
Environmental Phase II Report Date
Environmental Insurance Required (Y/N)
Ground Lease (Y/N)
Annual Ground Lease Payment ($)
Ground Lease Expiration Date
Ground Lease Extension (Y/N)
# of Ground Lease Extension Options
Ground Lease Expiration Date after all Extensions
Origination Date
First P&I Due Date
Margin
SOFR Strike Cap
SOFR Cap Expiration
SOFR Cap Counterparty
SOFR Cap Counterparty Rating (S&P / MIS / FITCH)
Letter of Credit Balance ($)
Letter of Credit Description
Yield Maintenance Index
Yield Maintenance Discount
Yield Maintenance Margin
Yield Maintenance Calculation Method
Due on Sale
Due on Encumbrance
Lockout Period
Lockout Expiration Date
Loan Purpose
Administrative Fee Rate (%)

Exhibit 3 to Attachment A Page 2 of 2

Characteristic

Other Subordinate Original Debt Balance ($)
Other Subordinate Debt Cut-off Balance ($)
Other Subordinate Debt Balloon Balance ($)
Other Subordinate Debt Type
Other Subordinate Debt Interest Rate
Other Subordinate Debt Maturity Date
Other Subordinate Debt Annual Payment
Seismic Report Date
PML or SEL (%)

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.